OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Foreign currency translation
Net unrealized foreign currency translation gains (losses) in respect of foreign operations	$ 93	$ 149	$ 3	$ (1,024)
Reclassification of realized foreign currency translation gains to net income on dispositions of foreign operations	25	0	25	0
Gains on hedges of net investments in foreign operations, net of income taxes for the three and six months ended Jun. 30, 2021 of nil and nil (2020 – nil and nil)	(23)	(48)	(3)	771
Foreign currency translation	95	101	25	(253)
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income taxes for the three and six months ended Jun. 30, 2021 of $(5) million and $(8) million (2020 – $(5) million and $(6) million)	41	77	95	(77)
Cash flow hedges	41	77	95	(77)
Equity accounted investments
Share of unrealized foreign currency translation (losses) gains in respect of foreign operations	0	1	(1)	1
Gains (losses) on derivatives designated as cash flow hedges	4	(10)	28	(79)
Equity accounted investments	4	(9)	27	(78)
Items that will not be reclassified to net income:
Unrealized gains on securities - FVTOCI, net of income taxes for the three and six months ended Jun. 30, 2021 of $(3) million and $(13) million (2020 – $8 million and $30 million)	(2)	3	(2)	25
Share of revaluation (deficit) on equity accounted investments	(1)	(196)	(1)	(217)
Net remeasurement (losses) on defined benefit obligations	0	(1)	0	(1)
Revaluation deficit	(99)	(159)	(99)	(255)
Items that will not be reclassified to net income:	(102)	(353)	(102)	(448)
Other comprehensive income (loss)	38	(184)	45	(856)
Income tax relating to hedges of net investments in foreign operations included in other comprehensive income	0	0	0	0
Income tax relating to cash flow hedges included in other comprehensive income	(5)	(5)	(8)	(6)
Income tag relating to share of unrealized gains (losses) on available for sale securities	(3)	8	(13)	30
Income tax relating to changes in revaluation surplus included in other comprehensive income	$ (99)	$ 1	$ (99)	$ (38)